Stockholders equity - Additional Information (Detail)	12 Months Ended												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2008 EUR (€)	Sep. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2013 Series A Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series A Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series A Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series A 1 Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series A 1 Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series A 1 Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series B Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series B Preferred Stock [Member] USD ($)
Common stock, shares issued	59,993		59,993	59,993
Common stock, outstanding	59,993		59,993	59,993
Common stock	$ 53,889		$ 53,889	$ 53,889
Preferred stock, shares authorized	919,708		919,708	919,708			324,313			132,432			462,963
Preferred stock, share capital	585,007		(4,769,355)	495,702	2,822,229		378,503	378,503	378,503	173,896	173,896	173,896	662,515	662,515	662,515
Preferred stock, redemption terms	Holders of shares of preferred stock are entitled to receive a preference payment in the event of any liquidation, dissolution, winding-up or exit event (i.e., any merger or consolidation into or any other corporation or sale of more than 70% of Pieris AG's assets or 50% of Pieris AG's shares) of Pieris AG before any payment is made to the holders of shares of Pieris AG's common stock.
Exit event, preferred stock annual cumulative interest													8.00%
Preferred stock, dividend	0
Treasury stock, par value		€ 1.00
Deferred payment to capital reserve	$ 121,801		$ 121,801	$ 121,801		$ 48,690